Supplemental Cash Flow Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)
Supplemental cash flow information
Amounts receivable	$ (47)	$ 505
Prepaid expenses and deposits	(94)	260
Accounts payable and accrued liabilities	(762)	(499)
Changes in non-cash working capital	$ (903)	$ 266